Expense Example - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Institutional Class
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255